Vanguard WindsorTM Fund

Supplement to the Prospectus and Summary Prospectus for Investor Shares & AdmiralTM Shares Dated February 27, 2012

Restructuring of the Investment Advisory Team

The board of trustees of Vanguard Windsor Fund has restructured the Fund’s investment advisory team, removing AllianceBernstein L.P. (AllianceBernstein) as an investment advisor and reallocating the assets managed by AllianceBernstein to a new advisor to the Fund, Pzena Investment Management, LLC (Pzena). Wellington Management Company, LLP (Wellington Management), remains as an advisor to the Fund.

Pzena and Wellington Management each independently select and maintain a portfolio of common stocks for the Fund. In addition, as with other Vanguard funds that utilize a multimanager structure, The Vanguard Group, Inc. (Vanguard), will continue to invest a small percentage of the Fund’s assets to facilitate cash flows to and from the Fund’s advisors. Vanguard typically invests its portion of the Fund’s assets in stock index futures and/or shares of exchange-traded funds. The Fund’s board of trustees has designated the proportion of Fund assets to be managed by each advisor and may change these proportions at any time. The Fund’s investment objective, primary investment strategies, and primary risks are not expected to change.

Prospectus and Summary Prospectus Text Changes

The text and table under “Fees and Expenses” are restated as follows:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)
	Investor	Admiral
	Shares	Shares
Sales Charge (Load) Imposed on Purchases	None	None
Purchase Fee	None	None
Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee	None	None
Account Service Fee (for fund account balances below $10,000)	$20/year	$20/year

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Investor	Admiral
	Shares	Shares
Management Expenses	0.38%	0.29%
12b-1 Distribution Fee	None	None
Other Expenses	0.03%	0.02%
Total Annual Fund Operating Expenses[1]	0.41%	0.31%
1 The expense information shown in the table has been restated to reflect estimated amounts for the current fiscal year.

Examples

The following examples are intended to help you compare the cost of investing in the Fund’s Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund’s shares. These examples assume that the Shares provide a return of 5% a year and that operating expenses remain as stated. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Shares	$42	$132	$230	$518
Admiral Shares	$32	$100	$174	$393

The section under the heading “Investment Advisors” on page 4 is restated as follows:

Investment Advisors
Pzena Investment Management, LLC

Wellington Management Company, LLP

Portfolio Managers

Richard Pzena, Founder, Chief Executive Officer and co-Chief Investment Officer of Pzena. He has co-managed a portion of the Fund since 2012.

John P. Goetz, Managing Principal and co-Chief Investment Officer of Pzena. He has co-managed a portion of the Fund since 2012.

Antonio DeSpirito, Managing Principal of Pzena. He has co-managed a portion of the Fund since 2012.

James N. Mordy, Senior Vice President and Equity Portfolio Manager of Wellington Management. He has managed a portion of the Fund since 2008.

Prospectus Text Changes

In the More on the Fund section, the text in “Plain Talk About Fund Expenses” is restated as follows:

All mutual funds have operating expenses. These expenses, which are deducted from a fund’s gross income, are expressed as a percentage of the net assets of the fund. Assuming that operating expenses remain as stated in the Fees and Expenses section, Vanguard Windsor Fund’s expense ratios would be as follows: for Investor Shares, 0.41%, or $4.10 per $1,000 of average net assets; for Admiral Shares, 0.31%, or $3.10 per $1,000 of average net assets. The average expense ratio for multi-cap funds in 2011 was 1.24%, or $12.40 per $1,000 of average net assets (derived from data provided by Lipper Inc., which reports on the mutual fund industry).

In the More on the Fund section, under “Security Selection,” the description of the advisors is replaced with the following:

The Fund uses multiple investment advisors. Each advisor independently selects and maintains a portfolio of common stocks for the Fund.

Each advisor employs active investment management methods, which means that securities are bought and sold according to the advisor's evaluations of companies and their financial prospects, the prices of the securities, and the stock market and the economy in general. Each advisor will sell a security when, in the view of the advisor, it is no longer as attractive as an alternative investment.

Although each advisor uses a different process to select securities, each is committed to investing in large-and mid-cap stocks that, in the advisor's opinion, are undervalued. Undervalued stocks are generally those that are out of favor with investors and that the advisor feels are trading at prices that are below average in relation to measures such as earnings and book value.

Wellington Management Company, LLP (Wellington Management), which manages approximately 71% of the Fund’s assets, relies on the depth and experience of its investment team and supporting global industry analysts to identify stocks that the advisor believes are significantly undervalued by the market. The portfolio typically offers prospective growth of earnings plus a dividend yield comparable with broad market averages, while at the same time being undervalued relative to the market.

Pzena Investment Management, LLC (Pzena), which manages approximately 28% of the Fund’s assets, utilizes a fundamental, bottom-up, deep-value-oriented investment strategy. Pzena seeks to buy good businesses at low prices, focusing exclusively on companies that are underperforming their historically demonstrated earnings power. Pzena conducts intensive fundamental research, investing in companies only when all three of the following criteria are generally met: 1) the company's identified problems, if any, are temporary; 2) the company's management has a viable strategy to generate a recovery in earnings; and 3) there is meaningful downside protection in case the earnings recovery does not materialize.

The Vanguard Group, Inc. (Vanguard), manages a small portion (approximately 1%) of the Fund’s assets to facilitate cash flows to and from the Fund’s advisors. Vanguard typically invests its portion of the Fund’s assets in stock index futures and/or shares of exchange-traded funds. For more details, see “Other Investment Policies and Risks.”

The Investment Advisors section beginning on page 13 is restated as follows:

The Fund uses a multimanager approach. Each advisor independently manages its assigned portion of the Fund’s assets, subject to the supervision and oversight of Vanguard and the Fund’s board of trustees. The board of trustees designates the proportion of Fund assets to be managed by each advisor and may change these proportions at any time.

Pzena Investment Management, LLC, 120 West 45th Street, 20th Floor, New York, NY 10036, is a global investment management firm founded in 1995. The members of the firm's executive committee and other employees collectively own 65% of the firm, unaffiliated persons own approximately 20%, and the remaining 15% is publicly owned. As of March 31, 2012, Pzena managed approximately $14.7 billion in assets.

Wellington Management Company, LLP, 280 Congress Street, Boston, MA 02210, a Massachusetts limited liability partnership, is an investment counseling firm that provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of March 31, 2012, Wellington Management had investment management authority with respect to approximately $719 billion in assets.

The Fund pays each of its investment advisors a base fee plus or minus a performance adjustment. Each base fee, which is paid quarterly, is a percentage of average daily net assets managed by the advisor during the most recent fiscal quarter. The base fee has breakpoints, which means that the percentage declines as assets go up. The performance adjustment, also paid quarterly, is based on the cumulative total return of each advisor's portion of the Fund relative to that of the Russell 1000 Value Index (for Pzena) or the S&P 500 Index (for Wellington Management) over the preceding 36-month period. When the performance adjustment is positive, the Fund's expenses increase; when it is negative, expenses decrease.

For the fiscal year ended October 31, 2011, the aggregate advisory fee (a portion of which was paid to the former advisor) represented an effective annual rate of 0.13% of the Fund’s average net assets before a performance-based increase of 0.03%.

Under the terms of an SEC exemption, the Fund’s board of trustees may, without prior approval from shareholders, change the terms of an advisory agreement or hire a new investment advisor—either as a replacement for an existing advisor or as an additional advisor. Any significant change in the Fund’s advisory arrangements will be communicated to shareholders in writing. In addition, as the Fund’s sponsor and overall manager, The Vanguard Group may provide investment advisory services to the Fund, on an at-cost basis, at any time. Vanguard may also recommend to the board of trustees that an advisor be hired, terminated, or replaced, or that the terms of an existing advisory agreement be revised.

For a discussion of why the board of trustees approved the Fund’s investment advisory agreement with Wellington Management, see the semiannual report to shareholders dated April 30, 2012. For a discussion of why the board of trustees approved the Fund’s investment advisory agreement with Pzena, see the annual report to shareholders covering the fiscal year ended October 31, 2012, which will be available 60 days after that date.

The managers primarily responsible for the day-to-day management of the Fund are:

Richard Pzena, Founder, Chief Executive Officer, and co-Chief Investment Officer of Pzena. He has worked in investment management since 1984; has managed investment portfolios for Pzena since 1996; and has co-managed a portion of the Fund since 2012. Education: B.S. and M.B.A., The Wharton School of the University of Pennsylvania.

John P. Goetz, Managing Principal, co-Chief Investment Officer of Pzena. He has worked in investment management since 1979; has managed investment portfolios for Pzena since 1996; and has co-managed a portion of the Fund since 2012. Education: B.A., Wheaton College; M.B.A., the Kellogg School at Northwestern University.

Antonio DeSpirito, Managing Principal of Pzena. He has worked in investment management and managed investment portfolios for Pzena since 1996, and has co-managed a portion of the Fund since 2012. Education: B.S., The Wharton School of the University of Pennsylvania; J.D., Harvard Law School.

James N. Mordy, Senior Vice President and Equity Portfolio Manager of Wellington Management. He has been with Wellington Management and has worked on the Windsor Fund investment team since 1985; has managed investment portfolios for Wellington Management since 1997; and has managed a portion of the Fund since 2008. Education: B.A., Stanford University; M.B.A., The Wharton School of the University of Pennsylvania.

The Statement of Additional Information provides information about each portfolio manager's compensation, other accounts under management, and ownership of shares of the Fund.

© 2012 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 22 082012

Vanguard WindsorTM Fund

Supplement to the Prospectus and Summary Prospectus for Investor Shares for Participants Dated February 27, 2012

Restructuring of the Investment Advisory Team

The board of trustees of Vanguard Windsor Fund has restructured the Fund’s investment advisory team, removing AllianceBernstein L.P. (AllianceBernstein) as an investment advisor and reallocating the assets managed by AllianceBernstein to a new advisor to the Fund, Pzena Investment Management, LLC (Pzena). Wellington Management Company, LLP (Wellington Management), remains as an advisor to the Fund.

Pzena and Wellington Management each independently select and maintain a portfolio of common stocks for the Fund. In addition, as with other Vanguard funds that utilize a multimanager structure, The Vanguard Group, Inc. (Vanguard), will continue to invest a small percentage of the Fund’s assets to facilitate cash flows to and from the Fund’s advisors. Vanguard typically invests its portion of the Fund’s assets in stock index futures and/or shares of exchange-traded funds. The Fund’s board of trustees has designated the proportion of Fund assets to be managed by each advisor and may change these proportions at any time. The Fund’s investment objective, primary investment strategies, and primary risks are not expected to change.

Prospectus and Summary Prospectus Text Changes

The text and table under “Fees and Expenses” are restated as follows:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses	0.38%
12b-1 Distribution Fee	None
Other Expenses	0.03%
Total Annual Fund Operating Expenses[1]	0.41%
1 The expense information shown in the table has been restated to reflect estimated amounts for the current fiscal year.

Example

The following example is intended to help you compare the cost of investing in the Fund’s Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund’s shares. This example assumes that the Shares provide a return of 5% a year and that operating expenses remain as stated. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$42	$132	$230	$518

The section under the heading “Investment Advisors” on page 4 is restated as follows:

Investment Advisors

Pzena Investment Management, LLC Wellington Management Company, LLP Portfolio Managers

Richard Pzena, Founder, Chief Executive Officer and co-Chief Investment Officer of Pzena. He has co-managed a portion of the Fund since 2012.

John P. Goetz, Managing Principal and co-Chief Investment Officer of Pzena. He has co-managed a portion of the Fund since 2012.

Antonio DeSpirito, Managing Principal of Pzena. He has co-managed a portion of the Fund since 2012.

James N. Mordy, Senior Vice President and Equity Portfolio Manager of Wellington Management. He has managed a portion of the Fund since 2008.

Prospectus Text Changes

In the More on the Fund section, the text in “Plain Talk About Fund Expenses” is restated as follows:

All mutual funds have operating expenses. These expenses, which are deducted from a fund’s gross income, are expressed as a percentage of the net assets of the fund. Assuming that operating expenses remain as stated in the Fees and Expenses section, Vanguard Windsor Fund Investor Shares’ expense ratio would be 0.41%, or $4.10 per $1,000 of average net assets. The average expense ratio for multi-cap funds in 2011 was 1.24%, or $12.40 per $1,000 of average net assets (derived from data provided by Lipper Inc., which reports on the mutual fund industry).

In the More on the Fund section, under “Security Selection,” the description of the advisors is replaced with the following:

The Fund uses multiple investment advisors. Each advisor independently selects and maintains a portfolio of common stocks for the Fund.

Each advisor employs active investment management methods, which means that securities are bought and sold according to the advisor's evaluations of companies and their financial prospects, the prices of the securities, and the stock market and the economy in general. Each advisor will sell a security when, in the view of the advisor, it is no longer as attractive as an alternative investment.

Although each advisor uses a different process to select securities, each is committed to investing in large- and mid-cap stocks that, in the advisor's opinion, are undervalued. Undervalued stocks are generally those that are out of favor with investors and that the advisor feels are trading at prices that are below average in relation to measures such as earnings and book value.

Wellington Management Company, LLP (Wellington Management), which manages approximately 71% of the Fund’s assets, relies on the depth and experience of its investment team and supporting global industry analysts to identify stocks that the advisor believes are significantly undervalued by the market. The portfolio typically offers prospective growth of earnings plus a dividend yield comparable with broad market averages, while at the same time being undervalued relative to the market.

Pzena Investment Management, LLC (Pzena), which manages approximately 28% of the Fund’s assets, utilizes a fundamental, bottom-up, deep-value-oriented investment strategy. Pzena seeks to buy good businesses at low prices, focusing exclusively on companies that are underperforming their historically demonstrated earnings power. Pzena conducts intensive fundamental research, investing in companies only when all three of the following criteria are generally met: 1) the company's identified problems, if any, are temporary; 2) the company's management has a viable strategy to generate a recovery in earnings; and 3) there is meaningful downside protection in case the earnings recovery does not materialize.

The Vanguard Group, Inc. (Vanguard), manages a small portion (approximately 1%) of the Fund’s assets to facilitate cash flows to and from the Fund’s advisors. Vanguard typically invests its portion of the Fund’s assets in stock index futures and/or shares of exchange-traded funds. For more details, see “Other Investment Policies and Risks.”

The Investment Advisors section beginning on page 13 is restated as follows:

The Fund uses a multimanager approach. Each advisor independently manages its assigned portion of the Fund’s assets, subject to the supervision and oversight of Vanguard and the Fund’s board of trustees. The board of trustees designates the proportion of Fund assets to be managed by each advisor and may change these proportions at any time.

Pzena Investment Management, LLC, 120 West 45th Street, 20th Floor, New York, NY 10036, is a global investment management firm founded in 1995. The members of the firm's executive committee and other employees collectively own 65% of the firm, unaffiliated persons own approximately 20%, and the remaining 15% is publicly owned. As of March 31, 2012, Pzena managed approximately $14.7 billion in assets.

Wellington Management Company, LLP, 280 Congress Street, Boston, MA 02210, a Massachusetts limited liability partnership, is an investment counseling firm that provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of March 31, 2012, Wellington Management had investment management authority with respect to approximately $719 billion in assets.

The Fund pays each of its investment advisors a base fee plus or minus a performance adjustment. Each base fee, which is paid quarterly, is a percentage of average daily net assets managed by the advisor during the most recent fiscal quarter. The base fee has breakpoints, which means that the percentage declines as assets go up. The performance adjustment, also paid quarterly, is based on the cumulative total return of each advisor's portion of the Fund relative to that of the Russell 1000 Value Index (for Pzena) or the S&P 500 Index (for Wellington Management) over the preceding 36-month period. When the performance adjustment is positive, the Fund’s expenses increase; when it is negative, expenses decrease.

For the fiscal year ended October 31, 2011, the aggregate advisory fee (a portion of which was paid to the former advisor) represented an effective annual rate of 0.13% of the Fund’s average net assets before a performance-based increase of 0.03%.

Under the terms of an SEC exemption, the Fund’s board of trustees may, without prior approval from shareholders, change the terms of an advisory agreement or hire a new investment advisor—either as a replacement for an existing advisor or as an additional advisor. Any significant change in the Fund’s advisory arrangements will be communicated to shareholders in writing. In addition, as the Fund’s sponsor and overall manager, The Vanguard Group may provide investment advisory services to the Fund, on an at-cost basis, at any time. Vanguard may also recommend to the board of trustees that an advisor be hired, terminated, or replaced, or that the terms of an existing advisory agreement be revised.

For a discussion of why the board of trustees approved the Fund’s investment advisory agreement with Wellington Management, see the semiannual report to shareholders dated April 30, 2012. For a discussion of why the board of trustees approved the Fund’s investment advisory agreement with Pzena, see the annual report to shareholders covering the fiscal year ended October 31, 2012, which will be available 60 days after that date.

The managers primarily responsible for the day-to-day management of the Fund are:

Richard Pzena, Founder, Chief Executive Officer, and co-Chief Investment Officer of Pzena. He has worked in investment management since 1984; has managed investment portfolios for Pzena since 1996; and has co-managed a portion of the Fund since 2012. Education: B.S. and M.B.A., The Wharton School of the University of Pennsylvania.

John P. Goetz, Managing Principal, co-Chief Investment Officer of Pzena. He has worked in investment management since 1979; has managed investment portfolios for Pzena since 1996; and has co-managed a portion of the Fund since 2012. Education: B.A., Wheaton College; M.B.A., the Kellogg School at Northwestern University.

Antonio DeSpirito, Managing Principal of Pzena. He has worked in investment management and managed investment portfolios for Pzena since 1996, and has co-managed a portion of the Fund since 2012. Education: B.S., The Wharton School of the University of Pennsylvania; J.D., Harvard Law School.

James N. Mordy, Senior Vice President and Equity Portfolio Manager of Wellington Management. He has been with Wellington Management and has worked on the Windsor Fund investment team since 1985; has managed investment portfolios for Wellington Management since 1997; and has managed a portion of the Fund since 2008. Education: B.A., Stanford University; M.B.A., The Wharton School of the University of Pennsylvania.

The Statement of Additional Information provides information about each portfolio manager's compensation, other accounts under management, and ownership of shares of the Fund.

© 2012 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PSI 22 082012

Vanguard WindsorTM Fund

Supplement to the Prospectus and Summary Prospectus for AdmiralTM Shares for Participants Dated February 27, 2012

Restructuring of the Investment Advisory Team

The board of trustees of Vanguard Windsor Fund has restructured the Fund’s investment advisory team, removing AllianceBernstein L.P. (AllianceBernstein) as an investment advisor and reallocating the assets managed by AllianceBernstein to a new advisor to the Fund, Pzena Investment Management, LLC (Pzena). Wellington Management Company, LLP (Wellington Management), remains as an advisor to the Fund.

Pzena and Wellington Management each independently select and maintain a portfolio of common stocks for the Fund. In addition, as with other Vanguard funds that utilize a multimanager structure, The Vanguard Group, Inc. (Vanguard), will continue to invest a small percentage of the Fund’s assets to facilitate cash flows to and from the Fund’s advisors. Vanguard typically invests its portion of the Fund’s assets in stock index futures and/or shares of exchange-traded funds. The Fund’s board of trustees has designated the proportion of Fund assets to be managed by each advisor and may change these proportions at any time. The Fund’s investment objective, primary investment strategies, and primary risks are not expected to change.

Prospectus and Summary Prospectus Text Changes

The text and table under “Fees and Expenses” are restated as follows:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses	0.29%
12b-1 Distribution Fee	None
Other Expenses	0.02%
Total Annual Fund Operating Expenses[1]	0.31%
1 The expense information shown in the table has been restated to reflect estimated amounts for the current fiscal year.

Example

The following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund’s shares. This example assumes that the Shares provide a return of 5% a year and that operating expenses remain as stated. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$32	$100	$174	$393

The section under the heading “Investment Advisors” on page 4 is restated as follows:

Investment Advisors

Pzena Investment Management, LLC Wellington Management Company, LLP Portfolio Managers

Richard Pzena, Founder, Chief Executive Officer and co-Chief Investment Officer of Pzena. He has co-managed a portion of the Fund since 2012.

John P. Goetz, Managing Principal and co-Chief Investment Officer of Pzena. He has co-managed a portion of the Fund since 2012.

Antonio DeSpirito, Managing Principal of Pzena. He has co-managed a portion of the Fund since 2012.

James N. Mordy, Senior Vice President and Equity Portfolio Manager of Wellington Management. He has managed a portion of the Fund since 2008.

Prospectus Text Changes

In the More on the Fund section, the text in “Plain Talk About Fund Expenses” is restated as follows:

All mutual funds have operating expenses. These expenses, which are deducted from a fund’s gross income, are expressed as a percentage of the net assets of the fund. Assuming that operating expenses remain as stated in the Fees and Expenses section, Vanguard Windsor Fund Admiral Shares’ expense ratio would be 0.31%, or $3.10 per $1,000 of average net assets. The average expense ratio for multi-cap funds in 2011 was 1.24%, or $12.40 per $1,000 of average net assets (derived from data provided by Lipper Inc., which reports on the mutual fund industry).

In the More on the Fund section, under “Security Selection,” the description of the advisors is replaced with the following:

The Fund uses multiple investment advisors. Each advisor independently selects and maintains a portfolio of common stocks for the Fund.

Each advisor employs active investment management methods, which means that securities are bought and sold according to the advisor's evaluations of companies and their financial prospects, the prices of the securities, and the stock market and the economy in general. Each advisor will sell a security when, in the view of the advisor, it is no longer as attractive as an alternative investment.

Although each advisor uses a different process to select securities, each is committed to investing in large- and mid-cap stocks that, in the advisor's opinion, are undervalued. Undervalued stocks are generally those that are out of favor with investors and that the advisor feels are trading at prices that are below average in relation to measures such as earnings and book value.

Wellington Management Company, LLP (Wellington Management), which manages approximately 71% of the Fund’s assets, relies on the depth and experience of its investment team and supporting global industry analysts to identify stocks that the advisor believes are significantly undervalued by the market. The portfolio typically offers prospective growth of earnings plus a dividend yield comparable with broad market averages, while at the same time being undervalued relative to the market.

Pzena Investment Management, LLC (Pzena), which manages approximately 28% of the Fund’s assets, utilizes a fundamental, bottom-up, deep-value-oriented investment strategy. Pzena seeks to buy good businesses at low prices, focusing exclusively on companies that are underperforming their historically demonstrated earnings power. Pzena conducts intensive fundamental research, investing in companies only when all three of the following criteria are generally met: 1) the company's identified problems, if any, are temporary; 2) the company's management has a viable strategy to generate a recovery in earnings; and 3) there is meaningful downside protection in case the earnings recovery does not materialize.

The Vanguard Group, Inc. (Vanguard), manages a small portion (approximately 1%) of the Fund’s assets to facilitate cash flows to and from the Fund’s advisors. Vanguard typically invests its portion of the Fund's assets in stock index futures and/or shares of exchange-traded funds. For more details, see “Other Investment Policies and Risks.”

The Investment Advisors section beginning on page 13 is restated as follows:

The Fund uses a multimanager approach. Each advisor independently manages its assigned portion of the Fund’s assets, subject to the supervision and oversight of Vanguard and the Fund’s board of trustees. The board of trustees designates the proportion of Fund assets to be managed by each advisor and may change these proportions at any time.

Pzena Investment Management, LLC, 120 West 45th Street, 20th Floor, New York, NY 10036, is a global investment management firm founded in 1995. The members of the firm's executive committee and other employees collectively own 65% of the firm, unaffiliated persons own approximately 20%, and the remaining 15% is publicly owned. As of March 31, 2012, Pzena managed approximately $14.7 billion in assets.

Wellington Management Company, LLP, 280 Congress Street, Boston, MA 02210, a Massachusetts limited liability partnership, is an investment counseling firm that provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of March 31, 2012, Wellington Management had investment management authority with respect to approximately $719 billion in assets.

The Fund pays each of its investment advisors a base fee plus or minus a performance adjustment. Each base fee, which is paid quarterly, is a percentage of average daily net assets managed by the advisor during the most recent fiscal quarter. The base fee has breakpoints, which means that the percentage declines as assets go up. The performance adjustment, also paid quarterly, is based on the cumulative total return of each advisor's portion of the Fund relative to that of the Russell 1000 Value Index (for Pzena) or the S&P 500 Index (for Wellington Management) over the preceding 36-month period. When the performance adjustment is positive, the Fund’s expenses increase; when it is negative, expenses decrease.

For the fiscal year ended October 31, 2011, the aggregate advisory fee (a portion of which was paid to the former advisor) represented an effective annual rate of 0.13% of the Fund’s average net assets before a performance-based increase of 0.03%.

Under the terms of an SEC exemption, the Fund’s board of trustees may, without prior approval from shareholders, change the terms of an advisory agreement or hire a new investment advisor—either as a replacement for an existing advisor or as an additional advisor. Any significant change in the Fund’s advisory arrangements will be communicated to shareholders in writing. In addition, as the Fund’s sponsor and overall manager, The Vanguard Group may provide investment advisory services to the Fund, on an at-cost basis, at any time. Vanguard may also recommend to the board of trustees that an advisor be hired, terminated, or replaced, or that the terms of an existing advisory agreement be revised.

For a discussion of why the board of trustees approved the Fund’s investment advisory agreement with Wellington Management, see the semiannual report to shareholders dated April 30, 2012. For a discussion of why the board of trustees approved the Fund’s investment advisory agreement with Pzena, see the annual report to shareholders covering the fiscal year ended October 31, 2012, which will be available 60 days after that date.

The managers primarily responsible for the day-to-day management of the Fund are:

Richard Pzena, Founder, Chief Executive Officer, and co-Chief Investment Officer of Pzena. He has worked in investment management since 1984; has managed investment portfolios for Pzena since 1996; and has co-managed a portion of the Fund since 2012. Education: B.S. and M.B.A., The Wharton School of the University of Pennsylvania.

John P. Goetz, Managing Principal, co-Chief Investment Officer of Pzena. He has worked in investment management since 1979; has managed investment portfolios for Pzena since 1996; and has co-managed a portion of the Fund since 2012. Education: B.A., Wheaton College; M.B.A., the Kellogg School at Northwestern University.

Antonio DeSpirito, Managing Principal of Pzena. He has worked in investment management and managed investment portfolios for Pzena since 1996, and has co-managed a portion of the Fund since 2012. Education: B.S., The Wharton School of the University of Pennsylvania; J.D., Harvard Law School.

James N. Mordy, Senior Vice President and Equity Portfolio Manager of Wellington Management. He has been with Wellington Management and has worked on the Windsor Fund investment team since 1985; has managed investment portfolios for Wellington Management since 1997; and has managed a portion of the Fund since 2008. Education: B.A., Stanford University; M.B.A., The Wharton School of the University of Pennsylvania.

The Statement of Additional Information provides information about each portfolio manager's compensation, other accounts under management, and ownership of shares of the Fund.

© 2012 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PSI 5022 082012

Vanguard WindsorTM Funds

Supplement to the Statement of Additional Information Dated February 27, 2012

Important Changes to Vanguard Windsor Fund

Statement of Additional Information Text Changes

In the Investment Advisory Services section, the introductory section beginning on page B-33 is amended as follows:

The Trust currently uses eight investment advisors:

  Armstrong Shaw Associates Inc. provides investment advisory services for a portion of the assets in the Windsor II Fund.
  Barrow, Hanley, Mewhinney & Strauss, LLC, provides investment advisory services for a portion of the assets in the Windsor II Fund.
  Hotchkis and Wiley Capital Management, LLC, provides investment advisory services for a portion of the assets in the Windsor II Fund.
  Lazard Asset Management LLC provides investment advisory services for a portion of the assets in the Windsor II Fund.
  Pzena Investment Management, LLC, provides investment advisory services for a portion of the assets in the Windsor Fund.
  Sanders Capital, LLC, provides investment advisory services for a portion of the assets in the Windsor II Fund.
  Wellington Management Company, LLP, provides investment advisory services for a portion of the assets in the Windsor Fund.
  Vanguard provides investment advisory services for a portion of the assets in the Windsor II Fund.

The Trust previously employed one other investment advisor:

• AllianceBernstein L.P. managed a portion of the Windsor Fund’s assets from 1999 to 2012.

For funds that are advised by independent third-party advisory firms unaffiliated with Vanguard, the board of each fund hires investment advisory firms, not individual portfolio managers, to provide investment advisory services to such funds. Vanguard negotiates each advisory agreement, which contains advisory fee arrangements, on an arms-length basis with the advisory firm. Each advisory agreement is reviewed annually by each fund’s board of trustees, taking into account numerous factors, which include, without limitation, the nature, extent, and quality of the services provided; investment performance; and the fair market value of the services provided. Each advisory agreement is between the Trust and the advisory firm, not between the Trust and the portfolio manager. The structure of the advisory fee paid to each unaffiliated investment advisory firm is described in the following sections. In addition, each firm has established policies and procedures designed to address the potential for conflicts of interest. Each firm's compensation structure and management of potential conflicts of interest is summarized by the advisory firm in the following sections for the period ended October 31, 2011 (June 30, 2012 for Pzena Investment Management, LLC).

The first two paragraphs under the Investment Advisory Services section "I. Vanguard Windsor Fund" beginning on page B-33 are restated as follows:

Vanguard Windsor Fund uses a multimanager approach. The Fund is a party to an investment advisory agreement with each advisor whereby the advisor manages the investment and reinvestment of the portion of the Windsor Fund’s assets that the Fund’s board of trustees determines to assign to each advisor. Hereafter, each portion is referred to as the Portfolio. In this capacity, each advisor continuously reviews, supervises, and administers the Portfolio's investment program. Each advisor discharges its responsibilities subject to the supervision and oversight of Vanguard's Portfolio Review Group and the officers and trustees of the Fund. Vanguard's Portfolio Review Group is responsible for recommending changes in a fund’s advisory arrangements to the fund’s board of trustees, including changes in the amount of assets allocated to each advisor, and whether to hire, terminate, or replace an advisor.

The Windsor Fund pays each of its investment advisors a base fee plus or minus a performance adjustment. Each base fee, which is paid quarterly, is a percentage of average daily net assets managed by the advisor during the most recent fiscal quarter. The base fee has breakpoints, which means that the percentage declines as assets go up. The performance adjustment, also paid quarterly, is based on the cumulative total return of each advisor's portion of the Fund relative to that of the Russell 1000 Value Index (for Pzena) or the S&P 500 Index (for Wellington Management) over the preceding 36-month period.

Also in the Investment Advisory Services section under I. Vanguard Windsor Fund the section titled A. AllianceBernstein L.P. (AllianceBernstein) is replaced with the following:

A. Pzena Investment Management (Pzena)

Pzena, based in New York, New York, was founded in 1995. In 2007, the firm completed an intial public offering, whereby the majority ownership of the firm was retained by the members of the Executive Committee and other employees.

1. Other Accounts Managed

Richard Pzena co-manages a portion of the Windsor Fund; as of June 30, 2012, the Fund held assets of $12.1 billion. As of June 30, 2012, Mr. Pzena also managed seven other registered investment companies with total assets of $2.2 billion (advisory fee not based on account performance), 34 other pooled investment vehicles with total assets of $474 million (advisory fee not based on account performance), and 148 other accounts with total assets of $4.54 billion (advisory fee based on account performance for three of these accounts with total assets of $451.3 million).

John P. Goetz co-manages a portion of the Windsor Fund; as of June 30, 2012, the Fund held assets of $12.1 billion. As of June 30, 2012, Mr. Goetz also managed nine other registered investment companies with total assets of $2.9 billion (advisory fee based on account performance for one of these accounts with total assets of $20.8 million), 27 other pooled investment vehicles with total assets of $3.2 billion (advisory fee based on account performance for one of these accounts with total assets of $141.3 million), and 56 other accounts with total assets of $4.14 billion (advisory fee based on account performance for two of these accounts with total assets of $101.3 million).

Antonio DeSpirito co-manages a portion of the Windsor Fund; as of June 30, 2012, the Fund held assets of $12.1 billion. As of June 30, 2012, Mr. DeSpirito also managed four other registered investment companies with total assets of $2 billion (advisory fee not based on account performance), 25 other pooled investment vehicles with total assets of $457.4 million (advisory fee not based on account performance), and 110 other accounts with total assets of $3.3 billion (advisory fee based on account performance for two of these accounts with total assets of $442.7 million).

2. Material Conflicts of Interest

Conflicts of interest may arise in managing the Fund’s portfolio investments, on the one hand, and the portfolios of Pzena's other clients and/or accounts, on the other. Set forth below is a brief description of some of the material conflicts of interest that may arise and Pzena's policy or procedure for handling such conflicts. Although Pzena has designed such procedures to prevent and address conflicts, there is no guarantee that such procedures will detect every situation in which a conflict arises.

The management of multiple accounts inherently carries the risk that there may be competing interests for the portfolio management team's time and attention. Pzena seeks to minimize this by using one investment approach (i.e., classic value investing), and by managing all accounts on a product-specific basis. Thus, all accounts in the same strategy (e.g. large cap diversified value), whether they are accounts for the Fund, institutional accounts, or individual accounts, are managed using the same investment discipline, strategy and proprietary investment model.

If the portfolio management team identifies a limited investment opportunity that may be suitable for more than one account, the Fund may not be able to take full advantage of that opportunity. However, Pzena has adopted procedures for allocating portfolio transactions across accounts so that each account is treated fairly. First, all orders are allocated among participating portfolios of the same or similar mandates at the time of trade creation/initial order preparation. Factors affecting allocations include the availability of cash, the existence of client-imposed trading restrictions or prohibitions, and the tax status of the account. With respect to partial fills for an order, depending upon the size of the execution, Pzena may choose to allocate the executed shares on a pro rata basis or on a random basis. As with all trade allocations, each account generally receives pro rata allocations of any new issue or IPO security that is appropriate for its investment objective. Permissible reasons for excluding an account from an otherwise acceptable IPO or new issue investment include the account having FINRA restricted person status, lack of available cash to make the purchase, or a client-imposed trading prohibition on IPOs or on the business of the issuer.

With respect to securities transactions for the accounts, Pzena determines which broker to use to execute each order, consistent with its duty to seek best execution. Pzena will bunch or aggregate like orders where doing so will be beneficial to the accounts. However, with respect to certain accounts, Pzena may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Pzena may place separate, nonsimultaneous transactions for the Fund and another account, which may temporarily affect the market price of the security or the execution of the transaction to the detriment of one or the other.

Conflicts of interest may arise when members of the portfolio management team transact personally in securities investments made or to be made for the Fund or other accounts. To address this, Pzena has adopted a written Code of Business Conduct and Ethics designed to prevent and detect personal trading activities that may interfere or conflict with client interests (including Fund shareholders' interests) or its current investment strategy. The Code of Business Conduct and Ethics generally requires that most transactions in securities by Pzena's Access Persons and their spouses, whether or not such securities are purchased or sold on behalf of the accounts, be cleared prior to execution by appropriate approving parties and compliance personnel. Securities transactions for Access Persons' personal accounts also are subject to reporting requirements, and annual and quarterly certification requirements. The term “Access Persons” is defined to include persons who have access to non-public information about client securities transactions, portfolio recommendations, or holdings, and thus covers all of Pzena's full-time employees except those whose job functions are solely clerical. In addition, no Access Person, including an investment person, shall be permitted to effect a short-term trade (i.e., to purchase and subsequently sell within 60 calendar days, or to sell and subsequently purchase within 60 calendar days) of securities which (i) are issued by a mutual fund which is advised or sub-advised by Pzena, or (ii) are the same (or equivalent) securities purchased or sold by or on behalf of the advisory accounts, unless and until the advisory accounts have effected a transaction which is the same as the Access Person's contemplated transaction. Finally, orders for proprietary accounts (i.e., accounts of Pzena's principals, affiliates, or employees, or their immediate family that are managed by Pzena) are subject to written trade allocation procedures designed to ensure fair treatment of client accounts.

Pzena manages some accounts under performance-based fee arrangements. Pzena recognizes that this type of incentive compensation creates the risk for potential conflicts of interest. The structure may create inherent pressure to allocate investments having a greater potential for higher returns to those accounts with higher performance fees. To prevent conflicts of interest associated with managing accounts with different fee structures, Pzena generally requires portfolio decisions to be made on a product-specific basis. Pzena also requires preallocation of all client orders based on specific fee-neutral criteria set forth above. Additionally, Pzena requires average pricing of all aggregated orders. Finally, Pzena has adopted a policy prohibiting portfolio managers (and all employees) from placing the investment interests of one client or a group of clients with the same investment objectives above the investment interests of any other client or group of clients with the same or similar investment objectives.

3. Description of Compensation

The compensation and incentive approach for Pzena's investment professionals is designed to reward superior performers. The system has three elements: base salary; discretionary performance bonus; and, if appropriate, equity ownership. Everyone in the firm, regardless of their role, is subject to this three-part compensation plan.

Pzena avoids a compensation model that is driven by individual security performance, as it believes this can lead to short-term thinking which is contrary to the firm's value investment philosophy. Pzena considers both quantitative and qualitative factors when determining performance bonuses. The portfolio managers' bonuses are not specifically dependent upon the performance of a fund relative to the performance of the fund’s benchmark. For investment professionals, Pzena examines such things as effort, efficiency, ability to focus on the correct issues, stock-modeling ability, and ability to successfully interact with company management. However, Pzena always looks at the person as a whole and the contributions that they have made and are likely to make in the future. The time frame Pzena examines for bonus compensation is annual. Longer-term success is required for equity ownership consideration. Mr. Pzena, Mr. Goetz, and Mr. DeSpirito are equity owners of the firm. Ultimately, equity ownership is the primary tool used by Pzena for attracting and retaining the best people.

4. Ownership of Securities

As of June 30, 2012, Mr. Pzena, Mr. Goetz and Mr. DeSpirito did not own any shares of the Windsor Fund.

Also in the Investment Advisory Services section, the text of "Duration and Termination of Investment Advisory Agreements" on page B-44 is replaced with the following:

Duration and Termination of Investment Advisory Agreements

The current investment advisory agreements with the unaffiliated advisors (other than Pzena) are renewable for successive one-year periods, only if (1) each renewal is specifically approved by a vote of the Fund’s board of trustees, including the affirmative votes of a majority of the trustees who are not parties to the agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of considering such approval, or (2) each renewal is specifically approved by a vote of a majority of the Fund’s outstanding voting securities. An agreement is automatically terminated if assigned, and may be terminated without penalty at any time either (1) by vote of the board of trustees of the Fund upon thirty (30) days’ written notice to the advisor (no prior written notice to Pzena), (2) by a vote of a majority of the Fund’s outstanding voting securities upon thirty (30) days’ written notice to the advisor (no prior written notice to Pzena), or (3) by the advisor upon ninety (90) days’ written notice to the Fund.

The initial investment advisory agreement with Pzena is binding for a two-year period. At the end of that time, the agreement will become renewable for successive one-year periods, subject to the above conditions.

Vanguard provides at-cost investment advisory services to the Windsor II Fund pursuant to the terms of the Fifth Amended and Restated Funds’ Service Agreement. This agreement will continue in full force and effect until terminated or amended by mutual agreement of the Vanguard funds and Vanguard.

© 2012 The Vanguard Group, Inc. All rights reserved.
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